INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Operating Partnership Interest Transferred	37		15
Sale of Underlying Operating Partnership	9		7
Partnership Proceeds from Disposition	$ 8,740,321	[1]	$ 2,427,719
Gain/(Loss) on Disposition	9,359,210		2,427,719
Series Twenty [Member]
Operating Partnership Interest Transferred	1		4
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition	6,402	[1]	852,350
Gain/(Loss) on Disposition	6,402		852,350
Series Twenty One [Member]
Operating Partnership Interest Transferred	1		3
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	0	[1]	118,002
Gain/(Loss) on Disposition	0		118,002
Series Twenty Two [Member]
Operating Partnership Interest Transferred	8		0
Sale of Underlying Operating Partnership	2		2
Partnership Proceeds from Disposition	318,670	[1]	0
Gain/(Loss) on Disposition	318,670		0
Series Twenty Three [Member]
Operating Partnership Interest Transferred	4		0
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition	82,930	[1]	0
Gain/(Loss) on Disposition	82,930		0
Series Twenty Four [Member]
Operating Partnership Interest Transferred	3		2
Sale of Underlying Operating Partnership	2		0
Partnership Proceeds from Disposition	1,793,701	[1]	139,151
Gain/(Loss) on Disposition	1,793,701		139,151
Series Twenty Five [Member]
Operating Partnership Interest Transferred	2		4
Sale of Underlying Operating Partnership	2		1
Partnership Proceeds from Disposition	2,477,731	[1]	1,215,347
Gain/(Loss) on Disposition	3,096,620		1,215,347
Series Twenty Six [Member]
Operating Partnership Interest Transferred	7		0
Sale of Underlying Operating Partnership	1		1
Partnership Proceeds from Disposition	2,007,273	[1]	44,244
Gain/(Loss) on Disposition	2,007,273		44,244
Series Twenty Seven [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	1
Partnership Proceeds from Disposition	582,228	[1]	0
Gain/(Loss) on Disposition	582,228		0
Series Twenty Eight [Member]
Operating Partnership Interest Transferred	4		1
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition	53,550	[1]	37,059
Gain/(Loss) on Disposition	53,550		37,059
Series Thirty [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	72,943	[1]	0
Gain/(Loss) on Disposition	72,943		0
Series Thirty One [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	48,230	[1]	0
Gain/(Loss) on Disposition	48,230		0
Series Thirty Two [Member]
Operating Partnership Interest Transferred	0
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	1,449	[1]	0
Gain/(Loss) on Disposition	1,449		0
Series Thirty Three [Member]
Operating Partnership Interest Transferred			1
Sale of Underlying Operating Partnership			0
Partnership Proceeds from Disposition	0		21,566
Gain/(Loss) on Disposition			21,566
Series Thirty Four [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	0	[1]	0
Gain/(Loss) on Disposition	0
Series Thirty Five [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	52,500	[1]	0
Gain/(Loss) on Disposition	52,500
Series Thirty Six [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	1
Partnership Proceeds from Disposition	1,242,272	[1]	0
Gain/(Loss) on Disposition	1,242,272		0
Series Fourty Two [Member]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	0	[1]
Gain/(Loss) on Disposition	0
Series Forty Five [Member]
Operating Partnership Interest Transferred	0
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	442	[1]	0
Gain/(Loss) on Disposition	$ 442		$ 0

[1]	Fund proceeds from disposition does not include $618,889 recorded as a receivable as of March 31, 2013 for Series 25.